Fair Value Measurements - Changes in fair value instruments (Details) - Southport Acquisition Corp - USD ($)	3 Months Ended				12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Public Warrants
Fair Value Measurements
Derivative warrant liabilities balance at beginning	$ 2,270,100	$ 2,300,000	$ 65,550	$ 287,500	$ 287,500	$ 261,050
Change in fair value	603,750	(29,900)	164,450	(221,950)	2,012,500	26,450
Derivative warrant liabilities balance at ending	2,873,850	2,270,100	230,000	65,550	2,300,000	287,500
Private Placement Warrants
Fair Value Measurements
Derivative warrant liabilities balance at beginning	2,310,000	2,339,000	67,000	293,000	293,000	266,000
Change in fair value	614,000	(29,000)	167,000	(226,000)	2,046,000	27,000
Derivative warrant liabilities balance at ending	2,924,000	2,310,000	234,000	67,000	2,339,000	293,000
Warrant Liability
Fair Value Measurements
Derivative warrant liabilities balance at beginning	4,580,100	4,639,000	132,550	580,500	580,500	527,050
Change in fair value	1,217,750	(58,900)	331,450	(447,950)	4,058,500	53,450
Derivative warrant liabilities balance at ending	$ 5,797,850	$ 4,580,100	$ 464,000	$ 132,550	$ 4,639,000	580,500
Share Redemptions Payable
Fair Value Measurements
Establishment of share repurchase liability						197,694,657
Share repurchase payment						$ (197,694,657)